CONCENTRATION OF RISKS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investments	$ 456,287,000
Maximum amount of equity ownership allowed to foreign investors in any ICP business	50.00%
Short-term investments	$ 194,720,000	$ 16,043,000
GTJA
Concentration Risk [Line Items]
Short-term investments	$ 103,879
PRC | Cash Assets | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage	95.90%
Outside PRC | Cash Assets | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.10%